Shareholder Report, Holdings (Details) - C000258071 [Member]	Jul. 31, 2026
iShares S&P 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Domestic ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
International ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%